Current and Deferred Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Current and Future Income Taxes (Textual)
Investment tax credits expire, description		Expire between 2029 and 2038
Statutory income tax rate		21.00%	34.00%
Revalued deferred tax assets		$ 138,516
U.S. federal corporate tax rate		21.00%
British Columbia [Member]
Current and Future Income Taxes (Textual)
Non-refundable federal investment tax credits		$ 127,633
Investment tax credits expire, description		Expire between 2019 and 2028.
Canadian [Member]
Current and Future Income Taxes (Textual)
Non-refundable federal investment tax credits		$ 226,778
Us And Canadian [Member]
Current and Future Income Taxes (Textual)
Operating loss carryforwards		$ 347
Net operating loss expire, description		Expiring in 2029.
Minimum [Member]
Current and Future Income Taxes (Textual)
U.S. federal corporate tax rate	21.00%
Maximum [Member]
Current and Future Income Taxes (Textual)
U.S. federal corporate tax rate	35.00%